Prepayments and Other Current Assets (Details) - Schedule of Prepayments and Other Current Assets - USD ($)		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Prepayments And Other Current Assets Abstract
VAT recoverable		$ 39,161	$ 56,369
Prepaid expenses and others current assets		54,056	17,011
Loans to third parties	[1]	9,457,764
Subtotal		9,550,981	73,380
Less: allowance for doubtful accounts		(112,541)
Total		$ 9,438,440	$ 73,380

[1]	During the year ended June 30, 2024, the Company provided loans to some third parties for their working capital needs. These loans have a term of one year and bear interest at 8% per annum. Elitepro Innovation Limited borrowed approximately $5.3 million from the Company and repaid $145,511 in principal and $4,488 in interest during 2024. Nexustech Services Limited borrowed approximately $6.1 million from the Company and repaid $1,999,132 in principal and $50,868 in interest during 2024. Subsequent to June 30, 2024, the Company received $5,390,576, including interest of $236,086, and $3,182,200, including interest of $125,945, from Elitepro Innovation Limited and Nexustech Services Limited, respectively.